SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                         FORM N-1A
                                             File No. 333-38801
                                             File No. 811-8457


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

     Pre-Effective Amendment No.
     Post-Effective Amendment No.  9                        X

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                 X

     Amendment No.  10                                      X

                    DELAWARE GROUP FOUNDATION FUNDS
          (Exact Name of Registrant as Specified in Charter)

      1818 Market Street, Philadelphia, Pennsylvania  19103
         (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number,
including Area Code:                         (215) 255-1255

                    Eric E. Miller
                    1818 Market Street
                    Philadelphia, PA 19103

               (Name and Address of Agent for Service)

Approximate Date of Public Offering:                     December 30, 1999

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b)
     [x]  on December 30, 1999 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date)pursuant to paragraph (a)(2) of Rule
          485

If appropriate, check the following box:

     [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                     ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 9 to Registration File
No. 333-38801 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Part A - Prospectuses*

     4.   Part B - Statement of Additional Information**

     5.   Part C - Other Information***

     6.   Signatures


* Part A -- Prospectuses. The prospectuses are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 8 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 13, 1999.

** Part B -- Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 8 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 13, 1999.

*** Part C -- Other Information. All Items under Other
Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 8 made pursuant to Rule 485(a) under the Securities Act of 1933 on October 13, 1999.


                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 13th day of December, 1999.

                              DELAWARE GROUP FOUNDATION FUNDS

                              By/s/David K. Downes
                                   David K. Downes
                                   President and Chief Executive
                                   Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



        Signature                        Title                          Date

/s/David K. Downes     President/Chief Executive            December 13, 1999
   David K. Downes     Officer/Chief Operating
                       Officer/Chief Financial
                       Officer and Trustee(Principal
                       Executive Officer/Principal
                       Accounting Officer)

/s/Wayne A. Stork*     Trustee                             December 13, 1999
   Wayne A. Stork

/s/Walter P. Babich*   Trustee                             December 13, 1999
   Walter P. Babich

/s/Anthony D. Knerr*   Trustee                             December 13, 1999
   Anthony D. Knerr

/s/Ann R. Leven*       Trustee                             December 13, 1999
   Ann R. Leven

/s/Thomas F. Madison*  Trustee                             December 13, 1999
   Thomas F. Madison

/s/Charles E. Peck*    Trustee                             December 13, 1999
   Charles E. Peck

/s/John H. Durham*     Trustee                             December 13, 1999
   John H.Durham

/s/Janet L. Yeomans*   Trustee                             December 13, 1999
   Janet L. Yeomans


                            *By  /s/David K. Downes
                                    David K. Downes
                           as Attorney-in-Fact for each
                             of the persons indicated